Stock-Based Compensation (Details) - Schedule of Changes in the Number of M-Options and C-Options Outstanding	9 Months Ended
Jun. 30, 2024 $ / shares
Schedule Of Changes In The Number Of MOptions And COptions Outstanding Abstract
Number of stock options, Exercisable, beginning of year
Weighted average exercise price, Exercisable, beginning of year
Number of stock options, Granted	1,438,600
Weighted average exercise price, Granted	$ 284
Number of stock options, Exercisable, end of year	1,438,600
Weighted average exercise price, Exercisable, end of year	$ 284